CONVERTIBLE NOTES (Tables)	12 Months Ended
Jul. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF KEY ASSUMPTIONS
Derivative liability
Discount rate	16.01%
Risk-free rate	4.17%
Dividend yield	-%
Volatility	84.05%

SCHEDULE OF MOVEMENT OF DEBT HOST

The following table provides additional information about the movement of the debt host:

	As of January 16,	For the period ended July 31,
	2026	2026
Par value	$1,515,000	-
Issuance discount	(151,500)	-
Transaction fees allocation	(49,299)	-
Bifurcation of derivative liability	(970,517)	-
Debt host, initial recognition	$343,684	$343,684
Repayment through conversion of shares	-	(97,718)
Amortization	-	130,124
Debt host as of July 31, 2026	-	$376,090

Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF EFFECT OF SIGNIFICANT UNOBSERVABLE INPUTS
Derivative liability
Initial fair value as of January 16, 2026	$970,517
Gain on fair value change	(346,729)
Conversion to shares	(137,795)
Fair value as of July 31, 2026	$485,993